FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management [Abstract]
Disclosure of capital structure	The capital structure of the partnership consists of corporate borrowings and non-recourse borrowings in subsidiaries of the partnership, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2021	2020
Corporate borrowings	$1,619	$610
Non-recourse borrowings in subsidiaries of the partnership	27,457	23,166
Cash and cash equivalents	(2,588)	(2,743)
Net debt	26,488	21,033
Total equity	13,000	11,337
Total capital and net debt	$39,488	$32,370
Net debt to capitalization ratio	67%	65%

Disclosure of liquidity management	The following tables detail the contractual maturities for the partnership’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which the partnership can be required to repay. The tables include both interest and principal cash flows:

	December 31, 2021
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$10,108	$619	$580	$1,950	$13,257
Interest-bearing liabilities	3,419	3,159	19,358	11,114	37,050
Lease liabilities	355	289	567	959	2,170
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(1)Excludes $2,381 million of decommissioning liabilities, other provisions, post-employment benefits, $2,228 million of unearned premiums reserve, $240 million of deferred revenue and $531 million of related party loans and notes payable.

	December 31, 2020
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$9,023	$480	$796	$2,067	$12,366
Interest-bearing liabilities	2,879	2,617	11,927	12,757	30,180
Lease liabilities	238	219	445	732	1,634
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(1)Excludes $2,709 million of decommissioning liabilities, other provisions, post-employment benefits, $1,889 million of unearned premiums reserve and $73 million of intercompany loans and notes payable.

Disclosure of foreign currency exposure	The tables below set out the partnership’s currency exposure as at December 31, 2021 and 2020:

	December 31, 2021
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$5,784	$1,181	$2,260	$1,300	$2,167	$771	$509	$1,446	$15,418
Non-current assets	19,698	5,384	1,726	6,692	8,210	4,011	1,265	1,815	48,801
	$25,482	$6,565	$3,986	$7,992	$10,377	$4,782	$1,774	$3,261	$64,219

Liabilities
Current liabilities	$4,801	$1,283	$3,005	$1,470	$1,543	$657	$557	$596	$13,912
Non-current liabilities	21,328	3,226	555	3,220	5,901	2,519	264	294	37,307
	$26,129	$4,509	$3,560	$4,690	$7,444	$3,176	$821	$890	$51,219

Interest of others in operating subsidiaries	874	887	178	1,815	2,051	1,086	553	1,278	8,722
Net investment to the partnership	$(1,521)	$1,169	$248	$1,487	$882	$520	$400	$1,093	$4,278

	December 31, 2020
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$5,357	$922	$1,916	$1,501	$1,179	$893	$603	$2,122	$14,493
Non-current assets	19,077	5,423	1,717	6,405	1,559	3,064	1,632	1,376	40,253
	$24,434	$6,345	$3,633	$7,906	$2,738	$3,957	$2,235	$3,498	$54,746

Liabilities
Current liabilities	$4,034	$1,141	$2,491	$1,130	$1,062	$573	$637	$1,065	$12,133
Non-current liabilities	21,362	3,327	544	2,648	705	2,037	405	248	31,276
	$25,396	$4,468	$3,035	$3,778	$1,767	$2,610	$1,042	$1,313	$43,409

Interest of others in operating subsidiaries	292	924	332	2,844	548	948	717	1,240	7,845
Net investment to the partnership	$(1,254)	$953	$266	$1,284	$423	$399	$476	$945	$3,492

Disclosure of sensitivity analysis for foreign currency risk	The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	December 31, 2021
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(85)	$85	$12	$(12)
Canadian dollar	(83)	83	21	(21)
Brazilian real	(36)	36	(1)	1
Other	(104)	104	250	(250)

	December 31, 2020
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(86)	$86	$6	$(6)
Canadian dollar	(120)	120	25	(25)
Brazilian real	(40)	40	—	—
Other	(101)	101	(55)	55

	December 31, 2019
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(44)	$44	$2	$(2)
Canadian dollar	(60)	60	1	(1)
Brazilian real	(44)	44	(1)	1
Other	(133)	133	(36)	36

Disclosure of reconciliation of gross carrying amounts and corresponding ECL allowances	The tables below show changes in the gross carrying amounts and corresponding ECL allowances of the partnership’s significant loans receivable portfolio for the year ended December 31, 2021.

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount - opening balance	$779	$276	$38	$1,093
New assets originated or purchased	515	7	2	524
Assets derecognized or repaid (excluding write-offs)	(223)	(127)	(15)	(365)
Transfers to stage 1	22	(21)	(1)	—
Transfers to stage 2	(255)	256	(1)	—
Transfers to stage 3	(20)	(24)	44	—
Amounts written-off (net of recovery)	(14)	(11)	(17)	(42)
Transferred to security receipts	(35)	(39)	(1)	(75)
Gross carrying amount - closing balance	$769	$317	$49	$1,135

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
ECL allowance - opening balance	$45	$19	$19	$83
New assets originated or purchased	22	1	1	24
Assets derecognized or repaid (excluding write-offs)	(2)	(6)	(1)	(9)
Transfers to stage 1	1	(1)	—	—
Transfers to stage 2	(12)	12	—	—
Transfers to stage 3	(3)	(2)	5	—
Impact on ECL for exposures transferred between stages during the year	(31)	17	16	2
Amounts written-off (net of recovery)	—	(5)	(15)	(20)
ECL allowance - closing balance	$20	$35	$25	$80